33. Other operating expense, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	$ 586,276	$ 494,765	$ 242,667
Other operating expense	(2,556,678)	(2,525,776)	(1,938,276)
Other operating expense, net	(1,970,402)	(2,031,011)	(1,695,609)
Services provided to third parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	180,142	114,593	137,321
Commissions on municipal taxes collection
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	128,907	118,538	78,973
Related parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	20,075	68,125	6,555
Income from non-reimbursable customer contributions
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	6,584	8,572	6,723
Fines to suppliers
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	19,910	89,002	12,011
Expense recovery
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	163,550	0	0
Gratifications for services
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(192,361)	(114,199)	(124,249)
Cost for services provided to third parties
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(97,274)	(80,619)	(100,316)
Severance paid
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(21,530)	(25,595)	(43,598)
Debit and credit tax
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(792,892)	(860,939)	(737,366)
Provision for contingencies
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(1,367,232)	(1,113,444)	(833,993)
Disposals of property, plant and equipment
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expense	(63,592)	(260,361)	(76,614)
Others
SummaryOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating income	67,108	95,935	1,084
Other operating expense	$ (21,797)	$ (70,619)	$ (22,140)